Trade receivables - Summary of Carrying Amounts By Currency (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current Trade Receivables [Line Items]
Carrying amounts, by currency	$ 103,522	$ 103,366
EUR
Current Trade Receivables [Line Items]
Carrying amounts, by currency	30,788	31,660
GBP
Current Trade Receivables [Line Items]
Carrying amounts, by currency	21,155	19,670
USD
Current Trade Receivables [Line Items]
Carrying amounts, by currency	20,116	29,931
CNY
Current Trade Receivables [Line Items]
Carrying amounts, by currency	17,956	13,616
SEK
Current Trade Receivables [Line Items]
Carrying amounts, by currency	4,430	2,701
Other
Current Trade Receivables [Line Items]
Carrying amounts, by currency	$ 9,077	$ 5,788